Note 10 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2025	2024
Current:
Federal	$-	$-
State	87	109
Total current income taxes	87	109
Deferred:
Federal	-	-
State	(5)	(19)
Total deferred income taxes	(5)	(19)
Total provision for income taxes	$82	$90

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2025		2024
	Amount	Percent	Amount	Percent

(Loss) income before taxes	$(17)		$1,042

U.S. federal (benefit) tax at statutory rate	(4)	(21.0)%	219	21.0%
State income taxes, net of federal income tax effect (1)	72	423.5%	61	5.9%
Nondeductible items
Club dues	1	5.9%	1	0.1%
Federal insurance contribution act credit	40	235.3%	39	3.7%
Available federal tax credit	(191)	(1123.5)%	(186)	(17.9)%
Changes in valuation allowance	606	3564.7%	63	6.0%
Other reconciling items	(442)	(2600.0)%	(107)	(10.3)%
Provision for income taxes	$82	484.9%	$90	8.6%

Schedule of Income Taxes Paid [Table Text Block]
	2025	2024

Federal	$-	$-
State:
Pennsylvania	53	33
New Jersey	17	3
Connecticut	5	1
West Virginia	-	14
Other	18	3
	$93	$54

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2025	2024
Deferred tax assets:
Accounts receivable, credit losses	$60	$65
Reserves not deductible until paid	156	122
Net operating loss carryforwards
Federal	1,568	1,270
State	657	592
Federal tax credit	1,638	1,408
Operating lease liabilities	361	351
Section 163(j) business interest expense carryforward	897	857
Other	84	126
Gross deferred tax assets	5,421	4,791
Less valuation allowance	(3,631)	(3,018)
Deferred tax assets net of valuation allowance	$1,790	$1,773

Deferred tax liabilities:
Property and equipment	$(1,397)	$(1,395)
Operating lease right of use assets	(361)	(351)
Gross deferred tax liabilities	$(1,758)	$(1,746)
Net deferred tax asset	$32	$27